Events Occurring After Balance Sheet Date	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Events Occurring After Balance Sheet Date
29.	Events occurring after balance sheet date

(a)	Business Combination Agreement
On 17 March, 2022, PropertyGuru Group Limited, a Cayman Islands exempted company limited by shares (“PubCo”), consummated the previously announced business combination pursuant to the Business Combination Agreement, dated as of July 23, 2021 (the “Business Combination Agreement”), by and among PubCo, Bridgetown 2 Holdings Limited, a Cayman Islands exempted company limited by shares (“Bridgetown 2”), B2 PubCo Amalgamation Sub Pte. Ltd., a Singapore private company limited by shares and a direct wholly-owned subsidiary of PubCo (“Amalgamation Sub”) and PropertyGuru Pte. Ltd., a Singapore private company limited by shares (“PropertyGuru”).
In accordance with the terms and subject to the conditions of the Business Combination Agreement,

(i)
each issued and outstanding PropertyGuru ordinary share was automatically cancelled and converted into such number of newly issued PubCo ordinary shares as determined in accordance with the Business Combination Agreement;

(a)	Business Combination Agreement (continued)

(ii)
each outstanding PropertyGuru restricted stock unit award was assumed by PubCo and converted into the right to receive restricted stock units based on such number of newly issued PubCo ordinary shares as determined in accordance with the Business Combination Agreement;

(iii)
each outstanding PropertyGuru option was assumed by PubCo and converted into an option in respect of such number of newly issued PubCo ordinary shares as determined in accordance with the Business Combination Agreement;

(iv)
each Company Warrant (as defined in the Business Combination Agreement) was assumed by PubCo and converted into a PubCo warrant to purchase such number of newly issued PubCo ordinary shares as determined in accordance with the Business Combination Agreement and pursuant to the Company Warrant Assumption Agreement (as defined in the Business Combination Agreement);

(v)
each issued and outstanding share of Amalgamation Sub was automatically converted into one Surviving Company Ordinary Share (as defined in the Business Combination Agreement) and accordingly, PubCo shall be the holder of all Surviving Company Ordinary Shares;

(vi)	each issued and outstanding Bridgetown 2 Class A ordinary share and Class B ordinary share was cancelled and ceased to exist in exchange for one PubCo ordinary share; and

(vii)	each issued and outstanding Bridgetown 2 private placement warrant was assumed by PubCo and converted into a warrant to purchase one PubCo ordinary share.
Concurrently with the execution of the Business Combination Agreement, PubCo and Bridgetown 2 entered into subscription agreements with third-party investors. Pursuant to the agreements, the investors agreed to subscribe for and purchase, and PubCo agreed to issue and sell to such investors, an aggregate of 13,193,068 PubCo ordinary shares for a purchase price of US$10.00 per share, for aggregate gross proceeds of US$131,930,680 (the “PIPE Financing”). The PIPE Financing was consummated concurrently with the closing of the Business Combination.
As a result of the Business Combination, PropertyGuru has become a wholly-owned subsidiary of PubCo. On 18 March 2022, PubCo ordinary shares commenced trading on the New York Stock Exchange, or “NYSE”, under the symbol “PGRU”.
The Business Combination is accounted for as a capital reorganization. The Business Combination, which is not within the scope of IFRS 3 since Bridgetown 2 does not meet the definition of a business in accordance with IFRS 3, is accounted for within the scope of IFRS 2. Any excess of fair value of PubCo shares issued over the fair value of Bridgetown 2’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and is expensed as incurred (“IFRS 2 Charge”).The IFRS 2 Charge is non-recurring
in nature and represents a share-based payment made in exchange for a listing service. At the time the financial statements were authorised for issue, the Group had not yet completed the accounting for the IFRS 2 Charge.

(b)	Early repayment of loan facility agreement
The Group issued a notice of voluntary prepayment of all outstanding loans of the facility. The prepayment is scheduled to take effect on 7 July 2022 using the proceeds from the business combination (Note 29 (a)).